Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Notes Payable

6.  Notes Payable

We have the following unsecured notes payable at June 30, 2011 (dollars in thousands):

	Amount	Weighted Average Interest Rate

Class A Offering	$45,927	4.03%
Special Offering	9,321	4.39%
Special Subordinated Note	241	6.96%
International Offering	154	4.99%
National Alpha Offering (Note 6)	5,158	5.77%
Total	$60,801	4.24%

Future maturities during the twelve month periods ending June 30 are as follows (dollars in thousands):

2012	$ 24,299
2013	10,082
2014	6,571
2015	9,888
2016	6,129
Thereafter	3,832
$ 60,801

The National Alpha Offering notes referenced in the table above have been registered in public offerings pursuant to registration statements filed with the U.S. Securities and Exchange Commission (the “Alpha Class Notes”).  All Alpha Class Notes are our unsecured obligations and pay interest at stated spreads over a blended index rate (the “BIR”) which index rate is adjusted every month.  The BIR is the average of the National Index Rate and the Los Angeles Index Rate for financial institutions reported in the applicable edition of the Bank Rate Monitor (TM) in effect on the first day of each month. We reserve the right to change the rates of the Notes we offer more often than monthly.  Interest can be reinvested or paid at the investor’s option.

The Alpha Class Notes contain covenants pertaining to limitations on restricted payment, maintenance of tangible net worth, limitation on issuance of additional notes and incurrence of indebtedness.  The Alpha Class Notes require us to maintain a minimum tangible adjusted net worth, as defined in the Alpha Class Loan and Trust Agreement (the “Alpha Class Trust Indenture”), of not less than $4.0 million.  We are not permitted to issue any Alpha Class Notes if, after giving effect to such issuance, the Alpha Class Notes then outstanding would have an aggregate unpaid balance exceeding $100.0 million.  Our other indebtedness, defined in the Alpha Class Trust Indenture as indebtedness incurred outside of the issuance of Alpha Class Notes or Class A Notes, and subject to certain exceptions enumerated therein, may not exceed $10.0 million outstanding at any time while any Alpha Class Note is outstanding.  We were in compliance with these covenants as of June 30, 2011 and December 31, 2010.  Effective April 18, 2008, we discontinued the sale of our Alpha Class Notes.  On October 7, 2008, U.S. Bank National Association succeeded King Trust Company, N.A., as trustee of the Alpha Class Notes under the terms of a trust indenture agreement.

Historically, most of our unsecured notes have been renewed by investors upon maturity.  Because we have discontinued our sale of Alpha Class Notes effective as of April 18, 2008, all holders of such notes that mature in the future may reinvest such sums by purchasing our Class A Notes that have been registered with the Securities and Exchange Commission (see Note 7 below).  For matured notes that are not renewed, we fund the redemption through proceeds we receive from the repayment of the mortgage loans that we hold.

Note 8.	Notes Payable

A summary of notes payable at December 31 is as follows:

			Weighted Average Interest Rate at December 31,
	2010	2009	2010	2009

National Alpha Offering (Note 9)	$5,617	$11,829	5.75%	5.45%
Class A Offering (Note 9)	44,663	46,012	4.03%	3.70%
Special offering notes	8,991	8,578	3.50%	4.66%
Special Subordinated notes	2,631	2,700	7.00%	7.00%
International notes	201	408	4.52%	4.41%

	$62,103	$69,527

The following are maturities of notes payable for each of the next five years:

Year Ending December 31,

2011	$27,143
2012	7,078
2013	7,451
2014	8,155
2015	8,064
Thereafter	4,212

$62,103

Notes are unsecured and are payable to investors who have purchased the securities, including individuals, churches, and Christian ministries, many of whom are members of ECCU. Notes pay interest at stated spreads over an index rate that is adjusted every month. Interest can be reinvested or paid at the investor's option. The Company may repurchase all or a portion of notes at any time at its sole discretion, and may allow investors to redeem their notes prior to maturity at its sole discretion.

The Alpha Class Notes contain covenants pertaining to limitations on restricted payment, maintenance of tangible net worth, limitation on issuance of additional notes and incurrence of indebtedness.  The Alpha Class Notes require the Company to maintain a minimum tangible adjusted net worth, as defined in the Loan and Standby Trust Agreement, of not less than $4.0 million.  The Company is not permitted to issue any Alpha Class Notes if, after giving effect to such issuance, the Alpha Class Notes then outstanding would have an aggregate unpaid balance exceeding $100.0 million.  The Company’s other indebtedness, as defined in the Loan and Standby Trust Agreement, and subject to certain exceptions enumerated therein, may not exceed $10.0 million outstanding at any time while any Alpha Class Note is outstanding.  The Company is in compliance with these covenants as of December 31, 2010.  Effective April 18, 2008, the Company discontinued the sale of Alpha Class Notes.

The Class A Notes also contain restrictive covenants pertaining to paying dividends, making redemptions, acquiring, purchasing or making certain payments, requiring the maintenance of minimum tangible net worth, limitations on the issuance of additional notes and incurring of indebtedness.  The Class A Notes require the Company to maintain a minimum tangible adjusted net worth, as defined in the Class A Notes Trust Indenture Agreement, of not less than $4.0 million.  The Company is not permitted to issue any Class A Notes if, after giving effect to such issuance, the Alpha Class Notes then outstanding would have an aggregate unpaid balance exceeding $100.0 million.  The Company’s other indebtedness, as defined in the Class A Notes Trust Indenture Agreement, and subject to certain exceptions enumerated therein, may not exceed $20.0 million outstanding at any time while any Alpha Class Note is outstanding.  The Company was in compliance with these covenants as of December 31, 2010.

Historically, most of the Company’s unsecured notes have been renewed by investors upon maturity.  Because the Company has discontinued its sale of Alpha Class Notes effective April 18, 2008, all holders of such notes that mature in the future may reinvest such sums by purchasing Class A Notes that have been registered with the Securities and Exchange Commission (see Note 9 below).  For matured notes that are not renewed, the Company funds the redemption in part through proceeds from the repayment of loans, and issuing new notes payable.